Segmented information: (Detail Textuals 1) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Percentage of total revenue	99.00%	100.00%	100.00%
Number of customers	9	9	10
Number of remaining customers accounted for less than 1% revenue	5	5	6
Customer A
Disclosure of operating segments [line items]
Percentage of total revenue	33.00%	36.00%	30.00%
Customer B
Disclosure of operating segments [line items]
Percentage of total revenue	30.00%	32.00%	29.00%
Customer C
Disclosure of operating segments [line items]
Percentage of total revenue	30.00%	20.00%	33.00%
Customer D
Disclosure of operating segments [line items]
Percentage of total revenue	6.00%	11.00%	8.00%